Employee Benefit Plans - Defined Benefit Plan Funded Status of Plan (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 836	$ 724
Accrued benefit cost	(204)	(212)
Total benefits	632	512
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	0	3
Accrued benefit cost	(158)	(136)
Total benefits	(158)	(133)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(72)	(92)
Total benefits	(72)	(92)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(4)
Total benefits	$ (4)	$ (4)